LEASES (Schedule of Maturities of Operating Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Period:
2024	$ 3,450
2025	2,143
2026	1,354
2027	1,174
2028	1,085
Thereafter	396
Total operating lease payments	9,602
Less: imputed interest	(1,530)
Present value of lease liabilities	$ 8,072